Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 13.2%
Ferrari NV	77,373	$15,097,454
Stellantis NV	1,933,893	29,014,551
		44,112,005
Banks — 19.2%
FinecoBank Banca Fineco SpA	634,415	8,990,027
Intesa Sanpaolo SpA	14,985,884	32,730,442
Mediobanca Banca di Credito Finanziario SpA	669,736	6,870,837
UniCredit SpA	1,355,363	15,891,779
		64,483,085
Beverages — 1.9%
Davide Campari-Milano NV	592,104	6,331,640

Diversified Financial Services — 2.6%
EXOR NV	115,876	8,558,761

Diversified Telecommunication Services — 2.6%
Infrastrutture Wireless Italiane SpA(a)	418,443	4,663,461
Telecom Italia SpA/Milano	12,182,534	3,896,063
		8,559,524
Electric Utilities — 17.9%
Enel SpA	7,377,513	47,932,636
Terna - Rete Elettrica Nazionale	1,421,566	12,050,050
		59,982,686
Electrical Equipment — 2.6%
Prysmian SpA	270,529	8,737,796

Energy Equipment & Services — 2.5%
Tenaris SA	504,373	8,407,940

Gas Utilities — 3.5%
Snam SpA	2,044,130	11,890,918

Health Care Equipment & Supplies — 1.3%
DiaSorin SpA	32,342	4,257,452

Health Care Providers & Services — 1.5%
Amplifon SpA	148,671	5,123,111

Insurance — 6.0%
Assicurazioni Generali SpA	756,211	13,764,019
Security	Shares	Value

Insurance (continued)
Poste Italiane SpA(a)	591,642	$6,408,955
		20,172,974
IT Services — 1.8%
Nexi SpA(a)(b)	575,486	5,868,674

Machinery — 4.4%
CNH Industrial NV	983,644	14,702,764

Oil, Gas & Consumable Fuels — 10.4%
Eni SpA	2,292,216	34,717,081

Pharmaceuticals — 1.6%
Recordati Industria Chimica e Farmaceutica SpA	122,459	5,487,656

Textiles, Apparel & Luxury Goods — 3.0%
Moncler SpA	209,357	10,073,693

Transportation Infrastructure — 3.6%
Atlantia SpA	500,736	12,139,578

Total Common Stocks — 99.6%
(Cost: $413,390,147)		333,607,338

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	280,000	280,000

Total Short-Term Securities — 0.1%
(Cost: $280,000)		280,000

Total Investments in Securities — 99.7%
(Cost: $413,670,147)		333,887,338

Other Assets Less Liabilities — 0.3%		1,066,204

Net Assets — 100.0%		$334,953,542

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$713	(b)	$—		$(713)	$—	$—	—	$1,604	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	450,000	—		(170,000	)(b)	—	—	280,000	280,000	215		—
						$(713)	$—	$280,000		$1,819		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	9	06/17/22	$1,185	$20,392

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$333,607,338	$—	$333,607,338
Money Market Funds	280,000	—	—	280,000
	$280,000	$333,607,338	$—	$333,887,338
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$20,392	$—	$20,392

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3